Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events	Note 12 — Subsequent Events All material subsequent events have been included within footnotes 1, 7, and 10 of the Consolidated Financial Statements.